Taxation - Composition of income tax expense/(benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Composition of income tax benefit
Current income tax expense	¥ 446,225		¥ 1,331	¥ 0
Deferred income tax expense/(benefit)	(1,803,587)	$ (254,030)	(128,338)	168,643
Income tax expense/ (benefit)	¥ (1,357,362)	$ (191,180)	¥ (127,007)	¥ 168,643